Schedule of expected contributions to the defined benefit plan in future years (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Total expected payments	₨ 83,808	₨ 79,398
Year 1 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	40,306	21,924
Year 2 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	15,206	12,175
Year 3 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	7,370	11,700
Year 4 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	4,080	7,555
Year 5 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	3,495	6,809
Year 6-10 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	₨ 13,351	₨ 19,235